Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 9,171,000	$ 8,457,000
accrued expenses	72,000	32,000
Depreciation and amortization	23,000	19,000
Stock option and warrant expenses	285,000	51,000
Deferred rent	5,000	0
Other	2,000	2,000
Gross deferred income tax assets	9,558,000	8,561,000
Valuation allowance	(9,558,000)	(8,561,000)
Total deferred income tax assets	0	0
Federal income tax at statutory rates (percentage)	(34.00%)	(34.00%)
Change in deferred tax asset valuation allowance (percentage)	30.00%	35.90%
Deferred sate taxes (percentage)	(2.80%)	(3.50%)
Meals and entertainment (percentage)	0.30%	0.20%
Change in fair value of warrants (percentage)	2.60%	0.70%
ISO stock compensation (percentage)	1.00%	0.40%
Other (percentage)	2.90%	0.30%
Income taxes (benefit) at effective rates (percentage)	0.00%	0.00%
Income Tax Examination [Line Items]
Operating Loss Carryforwards, Valuation Allowance	997,000	1,677,000
Internal Revenue Service (IRS) [Member]
Income Tax Examination [Line Items]
Operating Loss Carryforwards	$ 24,614,000